DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE
Schedule of key assumptions used in binomial tree model to estimate fair value

Valuation Date	November 17, 2017	December 31, 2017
Price of Neovasc common share	$0.8727	$0.6000
Dividend Yield	0%	0%
Historical volatility of Neovasc common share	122.99%	121.70%
Historical volatility of index	14.28%	14.43%
Volatility input	68.63%	68.07%
Risk-free rate	2.08%	2.20%
Credit spread	32.63%	34.24%

Schedule of carrying amounts of derivative financial liabilities and convertible notes

	Series A units	Series B units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add:
Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants, December 27	—	(511,122)	—	(511,122)
Exercise of Series D Warrants (1,874,989), December 27	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)

Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030

Derivative financial liability, current				$19,997,345
Derivative financial liability, non-current				$16,831,685

	Convertible Notes	Total
Fair value, November 17, 2017	$26,100,900	$26,100,900
Add:
Deferred loss	(5,113,917)	(5,113,917)
Amortization of deferred loss	852,319	852,319
Less:
Fair value adjustment, December 31, 2017	(1,831,743)	(1,831,743)

Balance, Convertible note December 31, 2017	$20,007,559	$20,007,559

Convertible notes, current		$4,261,597
Convertible notes, non-current		$15,745,962